Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 5,399,999	$ 13,460,734
Less: allowance for expected credit loss		(5,740,368)
Accounts receivable, net	5,399,999	7,720,366
Balance at the beginning of the year	5,740,368
(Reversal of) provision for expected credit loss	(2,474,436)	5,740,368
Write off	(3,265,932)
Balance at the end of the year		$ 5,740,368